Quarterly Results of Operations (in thousands, unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (in thousands, unaudited)

Note 19 Quarterly Results of Operations (in thousands, unaudited)

	Quarter Ended
2016	March 31		June 30	September 30		December 31
Revenue (1)	$552,643		$541,983	$542,727		$550,694
Income from operations (1)	239,173		227,324	220,410		233,705
Net income	16,292		117,412 (3)	196,605	(3)	663,803 (3)
Net income attributable to Intelsat S.A.	15,326		116,429 (3)	195,622	(3)	662,820 (3)
Net income attributable to common shareholders	15,326		116,429 (3)	195,622	(3)	662,820 (3)
Net income per share attributable to Intelsat S.A.:
Basic (2)	$0.14		$1.02	$1.66		$5.62
Diluted (2)	0.13		0.98	1.65		5.56
	Quarter Ended
2017	March 31		June 30	September 30		December 31
Revenue (1)	$538,484		$533,229	$538,759		$538,140
Income from operations (1)	217,596		229,113	234,033		233,815
Net loss	(33,642	) (4)	(22,800)	(29,416	) (4)	(88,956)
Net loss attributable to Intelsat S.A.	(34,570	) (4)	(23,795)	(30,412	) (4)	(89,951)
Net loss attributable to common shareholders	(34,570	) (4)	(23,795)	(30,412	) (4)	(89,951)
Net loss per share attributable to Intelsat S.A.:
Basic (2)	$(0.29)		$(0.20)	$(0.26)		$(0.75)
Diluted (2)	(0.29)		(0.20)	(0.26)		(0.75)

(1)	Our quarterly revenue and operating income (loss) are generally not impacted by seasonality, as customer contracts for satellite utilization are generally long-term. Revenue declines shown above were primarily due to declines from our network services customers, mainly due to reduced volumes resulting from non-renewals and point-to-point connectivity and certain cellular backhaul services which are eroding to fiber alternatives, together with non-renewals and renewal pricing at lower rates for enterprise network services. Additional declines in Channel services related to the continued migration of international point-to-point satellite traffic to fiber optic cable, a trend which we expect will continue.
(2)	Basic and diluted earnings per share are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted earnings per share.
(3)	The quarter ended June 30, 2016 includes a $131.4 million gain on early extinguishment of debt related to the May 2016 Intelsat Jackson Notes Repurchase. The quarter ended September 30, 2016 includes a $219.6 million gain on early extinguishment of debt related to the September 2016 Intelsat Jackson Debt Exchange and Consent Solicitation. The quarter ended December 31, 2016 includes a $679.1 million gain on early extinguishment of debt related to the December 2016 ICF Exchange Offers.
(4)	The quarter ended March 31, 2017 includes a $0.5 million gain on early extinguishment of debt related to the Second 2018 Luxembourg Exchange described above. The quarter ended September 30, 2017 includes a $4.6 million loss on early extinguishment of debt related to the July 2017 Intelsat Jackson Senior Notes Refinancing described above.